Loans Payable - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2023	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Short-term loans				¥ 10,669	$ 1,462	¥ 10,257
Weighted average interest rates for outstanding borrowings				1.79%	1.79%	2.82%	2.82%
Unused line of credit for short term loans				¥ 17,200	$ 2,400	¥ 12,800
Outstanding borrowings from third party investors				15,800	2,200	14,200
London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			0.85%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.93%
Interest Rate Swap | Designated as Hedging Instrument
Debt Instrument [Line Items]
Gross notional amounts of derivatives					2,000		$ 2,000
iQIYI
Debt Instrument [Line Items]
Short-term loans				3,800	519	3,600
Carrying amount of real estate used as collateral | ¥						509
Subsidiaries from Mainland China
Debt Instrument [Line Items]
Short-term loans				10,700	1,500	10,300
Baidu Core Business
Debt Instrument [Line Items]
Short-term loans				6,900	943	6,700
Factoring Arrangements
Debt Instrument [Line Items]
Short-term loans				718	98	1,100
Factoring Arrangements | iQIYI
Debt Instrument [Line Items]
Structured payable arrangement amount				1,100	153	1,800		¥ 1,500
A Group Of 22 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Debt face amount			$ 3,000
A Group Of 22 Arrangers | Five-year bullet maturity term loan
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Interest rate			1.71%
Debt face amount			$ 1,500
Proceeds from Issuance of Debt		$ 1,500
Line of credit facility unused revolving write off					1,000
A Group Of 22 Arrangers | Revolving Credit Facility
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Debt face amount			$ 1,500
Proceeds from Issuance of Debt		$ 500
Factored Intercompany Accounts and Notes Receivables
Debt Instrument [Line Items]
Short-term loans				¥ 6,700	$ 919	¥ 4,100